Notes Payable - Schedule of Notes Payable (Details) (10-K) (Parenthetical)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2020	May 31, 2020
Note payable interest rate			8.30%	10.90%
Note Payable One [Member]
Note payable due date	Jan. 13, 2019	Jan. 13, 2019
Note payable interest rate	8.30%	8.30%
Note Payable Two [Member]
Note payable due date	Jan. 06, 2019	Jan. 06, 2019
Note payable interest rate	10.00%	10.00%